Bank loans	12 Months Ended
Dec. 31, 2021
Bank loans
Bank loans

13.  Bank loans

The movement is presented below:

	2021	2020	2019
	US$(000)	US$(000)	US$(000)

Beginning balance	65,793	55,000	95,000

New loans	50,000	18,019	55,000
Payments	(65,793)	(7,197)	(95,000)
Exchange difference	—	(29)	—

Final balance	50,000	65,793	55,000

As of December 31, 2021 and 2020, bank loans were obtained for working capital purposes, have current maturity and accrue interest at market annual rates ranging of 1.65% as of December 31, 2021 (1.65% to 3.7% as of December 31, 2020). On July 7, 2021, the terms of the loan with a maturity in 2021 were negotiated, and the term was renewed for 360 days.